Short Term Investment	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Short Term Investment [Abstract]
Short Term Investment

Note 5 — SHORT TERM INVESTMENT

As of December 31, 2025 and June 30, 2025, the Group’s short-term investments are comprised of the following:

	As of December 31, 2025	As of June 30, 2025
Private investment fund	$—	$10,300,869

On April 1, 2025, the Group paid $10,200,000 in cash to invest in private investment fund of Right Time SPC. The principal investment objective of the fund is to pursue returns by investing primarily in loans. The Group does not have the ability to exercise significant influence and elect to account for the investment under the NAV practical expedient. During the year ended June 30, 2025, the Group recognized a fair value gain of $100,869. As of June 30, 2025, the fair value of investments measured at net asset value was approximately $10,300,869. Subsequently in September and October 2025, the Group redeemed the investment and received net proceeds of $10,280,272 after deducting redemption fees and bank charges.

Note 5 — Short term investment

As of June 30, 2025 and 2024, the Group’s short-term investments are comprised of the following:

	As of June 30, 2025	As of June 30, 2024
Private investment fund	$10,300,869	$—

On April 1, 2025, the Group paid $10,200,000 in cash to invest in private investment fund of Right Time SPC. The principal investment objective of the fund is to pursue returns by investing primarily in loans. The Group does not have the ability to exercise significant influence and elect to account for the investment under the NAV practical expedient. During the year ended June 30, 2025, the Group recognized a fair value gain of $100,869. As of June 30, 2025, the fair value of investments measured at net asset value was approximately $10,300,869. Subsequently in September and October 2025, the Group redeemed the investment and received net proceeds of $10,280,280 after deducting redemption fees and bank charges.